EMPLOYEE BENEFITS PLAN	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS PLAN
EMPLOYEE BENEFITS PLAN

12.EMPLOYEE BENEFITS PLAN

The Company has established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan is available to all eligible employees. The 401(k) Plan allows participants to defer a portion of their annual compensation subject to certain Internal Revenue Service limitations. The Company may make matching contributions and additional profit-sharing contributions at its discretion. The Company has not made any matching contributions to the 401(k) Plan during the years ended December 31, 2021 and 2020.